Segment information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment information
Segment information
Description of segment and principal activities
The Group derives its revenues through a single business activity, which is making, selling and distributing an extensive range of primarily non-alcoholic ready to drink beverages. The Group’s Board continues to be its Chief Operating Decision Maker (CODM), which allocates resources and evaluates performance of its operating segments based on volume, revenue and comparable operating profit. Comparable operating profit excludes items impacting the comparability of period over period financial performance.
The following table provides a reconciliation between reportable segment operating profit and consolidated profit before tax:

	Year ended 31 December
	2022			2021			2020
	Europe	API	Total	Europe	API	Total	Europe	API	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Revenue	13,529	3,791	17,320	11,584	2,179	13,763	10,606	—	10,606
Comparable operating profit(A)	1,670	468	2,138	1,500	272	1,772	1,194	—	1,194
Items impacting comparability(B)			(52)			(256)			(381)
Reported operating profit			2,086			1,516			813
Total finance costs, net			(114)			(129)			(111)
Non-operating items			(15)			(5)			(7)
Reported profit before tax			1,957			1,382			695
(A)Comparable operating profit includes comparable depreciation and amortisation of €549 million and €223 million for Europe and API respectively, for the year ended 31 December 2022. Comparable depreciation and amortisation charges for the year ended 31 December 2021 totalled €564 million and €162 million for Europe and API respectively. Comparable depreciation and amortisation charges for the year ended 31 December 2020 totalled €606 million for Europe.
(B)Items impacting the comparability of period over period financial performance for 2022 primarily include restructuring charges of €163 million (refer to Note 18), partially offset by €96 million of other income arising from the favourable court ruling pertaining to the ownership of certain mineral rights in Australia (refer to Note 23) and net insurance recoveries received of €11 million arising from the July 2021 flooding events. Items impacting the comparability for 2021 included restructuring charges of €153 million (refer to Note 18), acquisition and integration-related costs of €49 million, and the inventory fair value step up related to acquisition accounting of €48 million (refer to Note 4). Items affecting the comparability for 2020 include restructuring charges of €368 million (refer to Note 18).
No single customer accounted for more than 10% of the Group’s revenue during the years ended 31 December 2022, 31 December 2021 and 31 December 2020.
Revenue by geography
The following table summarises revenue from external customers by geography, which is based on the origin of the sale:

	Year ended 31 December
	2022	2021	2020
Revenue:	€ million	€ million	€ million
Iberia(A)	3,034	2,495	2,173
Germany	2,682	2,335	2,270
Great Britain	3,088	2,613	2,203
France(B)	2,089	1,813	1,709
Belgium/Luxembourg	1,042	926	892
Netherlands	682	557	529
Norway	404	391	423
Sweden	421	375	337
Iceland	87	79	70
Total Europe	13,529	11,584	10,606
Australia	2,339	1,359	—
New Zealand and Pacific Islands	649	377	—
Indonesia and Papua New Guinea	803	443	—
Total API	3,791	2,179	—
Total CCEP	17,320	13,763	10,606
(A)Iberia refers to Spain, Portugal and Andorra.
(B)France refers to continental France and Monaco.
Assets by geography
Assets are allocated based on operations and physical location. The following table summarises non-current assets, other than financial instruments and deferred tax assets, by geography:

	Year ended 31 December
	2022	2021
Assets:	€ million	€ million
Iberia(A)	6,401	6,644
Germany	3,091	3,077
Great Britain	2,469	2,680
France(B)	896	887
Belgium/Luxembourg	613	600
Netherlands	428	432
Sweden	349	379
Norway	242	247
Iceland	36	34
Other unallocated	271	245
Total Europe	14,796	15,225
Australia	5,281	5,356
New Zealand and Pacific Islands	1,755	1,751
Indonesia and Papua New Guinea	726	712
Total API	7,762	7,819
Total CCEP	22,558	23,044
(A)Iberia refers to Spain, Portugal and Andorra.
(B)France refers to continental France and Monaco.